Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) $ in Thousands, € in Millions	Dec. 31, 2024 USD ($)	Dec. 18, 2024 EUR (€)	Jan. 25, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 264,862			$ 208,471
Accounting category amortized cost	24,199			24,666
Book value on the statement of financial position	289,061			233,136
Fair value	289,061
Accounting category fair value through profit and loss	6,010			7,797
Accounting category amortized cost	132,397	€ 5.0	€ 15.0	127,354
Book value on the statement of financial position	138,408			135,151
Fair value	138,581
Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	264,862			165,777
Fair value	0			0
Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	0			0
Fair value	0			0
Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	0			42,694
Fair value	67,189			7,797
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	4,556			4,656
Accounting category amortized cost	2,965			3,197
Book value on the statement of financial position	7,521			7,853
Fair value	7,521
Non-Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	4,556			4,656
Non-Current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-Current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	6,714			569
Book value on the statement of financial position	6,714			569
Fair value	6,714
Trade Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Trade Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Trade Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	14,521			20,900
Book value on the statement of financial position	14,521			20,900
Fair value	14,521
Subsidies Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Subsidies Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Subsidies Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	117,055			67,107
Accounting category amortized cost	0			0
Book value on the statement of financial position	117,055			67,107
Fair value	117,055
Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	117,055			24,413
Current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	0			42,694
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	143,251			136,708
Accounting category amortized cost	0			0
Book value on the statement of financial position	143,251			136,708
Fair value	143,251
Cash and Cash Equivalents [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	143,251			136,708
Cash and Cash Equivalents [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Cash and Cash Equivalents [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Lease Debts [Member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	34,245			42,948
Book value on the statement of financial position	34,245			42,948
Fair value	34,245
Non-current Lease Debts [Member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Lease Debts [Member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Lease Debts [Member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB Warrants) [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	6,010			7,797
Accounting category amortized cost	0			0
Book value on the statement of financial position	6,010			7,797
Fair value	6,010
Non-current Derivative Instruments (EIB Warrants) [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB Warrants) [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB Warrants) [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	6,010			7,797
Other Non-current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	44,871			41,327
Book value on the statement of financial position	44,871			41,327
Fair value	45,038
Other Non-current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Non-current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Non-current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	45,038			0
Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	8,385			8,502
Book value on the statement of financial position	8,385			8,502
Fair value	8,385
Current Lease Debts [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Lease Debts [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Lease Debts [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	16,134			5,289
Book value on the statement of financial position	16,134			5,289
Fair value	16,141
Current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	16,141			0
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	18,664			19,069
Book value on the statement of financial position	18,664			19,069
Fair value	18,664
Trade Payables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Trade Payables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Trade Payables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0			0
Accounting category amortized cost	10,097			10,219
Book value on the statement of financial position	10,097			10,219
Fair value	$ 10,097
Other Current Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Current Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Current Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				$ 0